CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
Balance Sheets

	As of September 30,
	2018	2017
ASSETS
Cash and cash equivalent	$53	$55
Total current assets	53	55
Due from subsidiaries	13,879,746	5,581,999
Intangible Assets	501,000	-
Total assets	$14,380,799	$5,582,054

STOCKHOLDERS’ EQUITY
Common stock, no par value, 50,000,000 shares authorized, 16,528,037 and 13,068,346 shares issued and outstanding, respectively	$-	$-
Additional paid-in capital	15,402,915	5,582,099
Accumulated deficits	(1,022,116)	(45)
Total stockholders' equity	14,380,799	5,582,054

Total liabilities and stockholders’ equity	$14,380,799	$5,582,054

Condensed Income Statement [Table Text Block]
Statements of Operations and Comprehensive income

	For the year ended September 30,
	2018	2017	2016
Operating expenses:
General and administrative expenses	$1,004,070	$45	$-
Selling and marketing expense	18,001
Total operating expenses	1,022,071	45	-

Net loss and comprehensive loss	$1,022,071	$(45)	$-

Net loss per common share – basic and diluted	$-	$-	$-

Weighted average number of common shares outstanding – basic	13,610,046	10,970,000	9,000,000
Weighted average number of common shares outstanding – diluted	13,629,517	10,973,674	9,000,000

Condensed Cash Flow Statement [Table Text Block]
Statements of Cash Flows

	For the year ended September 30,
	2018	2017	2016
Cash flows used in operating activities
Net loss	$(1,022,071)	$(45)		$-
Non-cash Item	342,137
Net cash used in operating activities	(679,934)	(45)		-

Cash flows provided by financing activities
Cash received from Share Issuances, deduct related costs	(380,000)	5,582,099		-
Cash advanced from subsidiaries	1,980,934
Cash advanced to subsidiaries	(677,863)	(5,581,999)		-
Net cash provided by financing activities	923,071	100		-

Cash flows used in investing activities
Cash invested to intangible assets	(501,000)	-		-
Proceeds received from sale of intangible assets	257,863
Net cash used in financing activities	(243,137)	-		-

Effect of exchange rate changes on cash	-	-		-

Decrease in cash and cash equivalents	(2)	55		-
Cash and cash equivalents, beginning of year	55	-

Cash and cash equivalents, end of year	$53	$55		$-

Supplemental Cash Flows Information:
Non-cash financing activities (refer to share issuance activities)	$9,842,676	$-		$-
Income tax paid	$-	$-		$-
Interest paid	$-	$-		$-

Non-cash investing and financing activities:
Shares issued to founders	$-	$-	$